Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	9,000,000
Proposed Maximum Offering Price per Unit	6.29
Maximum Aggregate Offering Price	$ 56,610,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,817.84
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also registers such indeterminate number of additional shares of Common Stock, par value $0.0001 per share (the "Common Stock"), that may become issuable under the Katapult Holdings, Inc. 2026 Equity Incentive Plan by reason of any stock dividend, extraordinary cash dividend or other distribution, recapitalization, stock split, reverse split, reorganization, merger, consolidation, split-up, spin-off, combination, repurchase, share exchange or other similar corporate transaction or event. Represents 9,000,000 shares of Common Stock authorized for issuance under the Katapult Holdings, Inc. 2026 Equity Incentive Plan. Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act, based upon the average of the high and low prices of the Common Stock on The Nasdaq Stock Market LLC on August 5, 2026.